INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 - INCOME TAXES

The Company provides for income taxes under ASC 740, Accounting for Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely- than not that some or all of the deferred tax assets will not be realized.

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future income, management has determined that the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, there is a full valuation allowance provided against the Company’s deferred tax assets as of March 31, 2024, and December 31, 2023.

NOTE 15 - INCOME TAXES

The Company provides for income taxes under ASC 740, Accounting for Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely- than not that some or all of the deferred tax assets will not be realized.

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future income, management has determined that the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, there is a full valuation allowance provided against the Company’s deferred tax assets as of December 31, 2023, and 2022.

A reconciliation of the provision for income taxes determined at the U.S. statutory rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Pre-tax income (loss)	$(7,369,681)	$6,025,812
U.S. federal corporate income tax rate	21%	21%
Expected U.S. income tax (credit)	(1,547,633)	1,265,421
Permanent differences	315,938	(2,756,788)
Change of valuation allowance	1,231,695	1,491,367
Effective tax expense	$—	$—

The Company had deferred tax assets as follows:

	December 31, 2023	December 31, 2022
Net operating losses carried forward	$4,932,713	$3,701,018
Less: Valuation allowance	(4,932,713)	(3,701,018)
Net deferred tax assets	$—	$—

As of December 31, 2023, the Company has approximately $23,489,000 net operating loss carryforwards available to reduce future taxable income. As of December 31, 2023, and 2022, the Company has no material unrecognized tax benefits which would favourably affect the effective income tax rate in future periods and does not believe that there will be any significant increases or decreases of unrecognized tax benefits within the next twelve months. No interest or penalties relating to income tax matters have been imposed on the Company during the years ended December 31, 2023, and 2022, and no provision for interest and penalties is deemed necessary as of December 31, 2023, and 2022.